Statements of Operations - USD ($)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Operating costs		$ 1,934,799	$ 342
Loss from operations		(1,934,799)	(342)
Other income:
Interest income		2,252,652
Income (loss) before provision for income taxes		317,853	(342)
Provision for income taxes		(309,000)	(800)
Net income (loss)		$ 8,853	$ (1,142)
Weighted average shares outstanding, basic and diluted	[1]	2,961,370	3,125,000
Basic and diluted loss per common share	[2]	$ (0.56)	$ (0.00)

[1]	Excludes an aggregate of 13,820,208 shares of common stock subject to possible redemption at December 31, 2019.
[2]	Loss per common share - basic and diluted excludes income attributable to common stock subject to possible redemption of $1,676,357 for the year ended December 31, 2019.